Note 26 - Earnings Per Share	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
26	Earnings per share

Weighted average number of shares – Basic earnings per share
(in number of shares)	2020	2019	2018

Issued shares at the beginning of year (note 24)	10,763,041	10,603,153	10,603,153
Issued shares post consolidation	10,763,041	10,603,153	10,603,153
Weighted average shares issued	940,489	138,736	-
Weighted average number of shares at December 31	11,703,530	10,741,889	10,603,153

Weighted average number of shares - Diluted earnings per share
(in number of shares)	2020	2019	2018

Weighted average at December 31	11,703,530	10,603,851	10,603,153
Effect of dilutive options	13,173	143,267	698
Weighted average number of shares (diluted) at December 31	11,716,703	10,747,118	10,603,851

The average market value of the Company's shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the year during which the options were outstanding. Options of
14,827
(
2019:
32,771,
2018:
37,302
) were excluded from the dilutive earnings per share calculation as these options were anti-dilutive.

The quantity of options outstanding as at year end that were out of the money amounted to
Nil
(
2019:
18,000,
2018:
18,000
) options.

The calculation of total basic and diluted earnings per share for the year ended
December 31, 2020
was based on the adjusted profit attributable to shareholders as follows:

	2020	2019	2018

Profit for the year attributable to owners of the Company (basic and diluted)	20,780	42,018	10,766
Blanket Mine Employee Trust Adjustment	(485)	(986)	(280)
Profit attributable to ordinary shareholders (basic and diluted)	20,295	41,032	10,486
Basic earnings per share - $	1.73	3.82	0.99
Diluted earnings per share - $	1.73	3.81	0.99

Basic earnings are adjusted for the amounts that accrue to other equity holders of subsidiaries upon the full distribution of post-acquisition earnings to shareholders.

Diluted earnings are calculated on the basis that the unpaid ownership interests of Blanket Mine's indigenous shareholders are effectively treated as options whereby the weighted average fair value for the period of the Blanket Mine shares issued to the indigenous shareholders and which are subject to settlement of the loan accounts is compared to the balance of the loan accounts and any excess portion is regarded as dilutive. The difference between the number of Blanket Mine shares subject to the settlement of the loan accounts and the number of Blanket Mine shares that would have been issued at the average fair value, is treated as the issue of shares for no
consideration and regarded as dilutive shares. The calculated dilution is taken into account with additional earnings attributable to the dilutive shares in Blanket Mine, if any. The interest of the NIEEF and Fremiro shareholdings were anti-dilutive in the current and prior year (i.e., the value of the options was less than the outstanding loan balance). Accordingly, there was no
adjustment to fully diluted earnings attributable to shareholders.